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                      SUPPLEMENT DATED AUGUST 17, 2006 TO

                       PROSPECTUS DATED MAY 1, 2006 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Portfolios

Legg Mason Partners Variable Portfolios I, Inc.

Effective August 1, 2006 the Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio (the "Total Return Portfolio") has a new adviser. The new adviser for the Total Return Portfolio is Legg Mason Partners Fund Advisor, LLC. All references to Salomon Brothers Asset Management Inc in your prospectus should be replaced accordingly. There are also new subadvisers for the Total Return Portfolio. The new subadvisers for the Total Return Portfolio are CAM North America, LLC and Western Asset Management Company.

Further, effective August 1, 2006 the Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Investors Portfolio (the "Investors Portfolio") has a new adviser. The new adviser for the Investors Portfolio is Legg Mason Partners Fund Advisor, LLC. All references to Salomon Brothers Asset Management Inc in your prospectus should be replaced accordingly. There is also a new subadviser for the Investors Portfolio. The new subadviser for the Investors Portfolio is CAM North America, LLC.

Further, effective August 1, 2006 the Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Strategic Bond Portfolio (the "Strategic Bond Portfolio") has a new adviser. The new adviser for the Strategic Bond Portfolio is Legg Mason Partners Fund Advisor, LLC. All references to Salomon Brothers Asset Management Inc in your prospectus should be replaced accordingly. There are also new subadvisers for the Strategic Bond Portfolio. The new subadvisers for the Strategic Bond Portfolio are CAM North America, LLC, Western Asset Management Company and Western Asset Management Company Limited.